Offerings - Offering: 1	May 06, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common shares, no par value, represented by American depositary shares, or "ADSs"
Fee Rate	0.01381%
Offering Note	American depositary shares issuable upon deposit of common shares registered hereby have been registered under a separate registration statement on Form F-6 (Registration No. 333-272542). Each American depositary share represents ten common shares.

The proposed maximum offering price per share will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified pursuant to Instruction 2.A.iii.c. to the Calculation of Filing Fee Tables and Related Disclosure of Item 9(b) of Form F-3 under the Securities Act.

In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee in connection with the securities registered hereby. Registration fees will be paid subsequently on a pay-as-you-go basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.